PRUDENTIAL SERIES FUND
Conservative Balanced Portfolio
Diversified Bond Portfolio
Flexible Managed Portfolio
Government Income Portfolio

Supplement dated February 26, 2013 to the Prospectus and Statement of Additional Information dated May 1, 2012, as Supplemented to Date

This Supplement sets forth changes to the Prospectus and Statement of Additional Information (SAI), dated May 1, 2012, as previously supplemented to date, of Prudential Series Fund (the Trust). The following should be read in conjunction with the Prospectus and SAI, as applicable, and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI, respectively.

Effective immediately, the following additions are hereby made to the Trust’s portfolio management:

•	Steven Kellner will no longer serve as Portfolio Manager to Diversified Bond Portfolio
•	Michael J. Collins will be added as Portfolio Manager to Conservative Balanced Portfolio and Flexible Managed Portfolio,
Richard Piccirillo will be added as Portfolio Manager to Conservative Balanced Portfolio, Diversified Bond Portfolio and Flexible Managed Portfolio,
•	Erik Schiller will be added as Portfolio Manager to Government Income Portfolio.

To reflect these changes, the Prospectus and SAI are hereby supplemented as follows:

I.	All references to Steven Kellner’s service as Portfolio Manager to Diversified Bond Portfolio contained in the Prospectus and the SAI are hereby deleted.
II.	In the prospectus, the following is added to the end of the Management of the Portfolio section of the Summary for Diversified Bond Portfolio:
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Richard Piccirillo	Principal and Portfolio Manager	February 2013

III.	In the Prospectus, the following is added to the end of the Management of the Portfolio section of the Summary for both Conservative Balanced Portfolio and Flexible Managed Portfolio:
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Richard Piccirillo	Principal and Portfolio Manager	February 2013
		Michael J. Collins, CFA	Principal	February 2013

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IV.	In the Prospectus, the following is added to the end of the Management of the Portfolio section of the Summary for Government Income Portfolio:
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Erik Schiller	Principal	February 2013

V.	In the Prospectus, the following is added to the end of the How the Fund is Managed/Portfolio Managers section for Diversified Bond Portfolio:

Richard Piccirillo is Principal and portfolio manager for Prudential Fixed Income's Global Rates and Securitized Products Team. He is also senior portfolio manager for Short/Intermediate Core and Core Plus Fixed Income strategies. Mr. Piccirillo has specialized in mortgage-backed securities since joining Prudential Financial in 1993. He also specializes in structured products and is a portfolio manager for multi-sector fixed income accounts. Before joining Prudential Financial, Mr. Piccirillo was a fixed income analyst with Fischer Francis Trees & Watts. Mr. Piccirillo started his career as an analyst at Smith Barney, assisting in overseeing the fixed income trading desks for the planning and analysis department. He received a BBA in Finance from George Washington University and an MBA in Finance and International Business from New York University.

VI.	In the Prospectus, the following is added to the end of the How the Fund is Managed/Portfolio Managers section for both Conservative Balanced Portfolio and Flexible Managed Portfolio:

Richard Piccirillo is Principal and portfolio manager for Prudential Fixed Income's Global Rates and Securitized Products Team. He is also senior portfolio manager for Short/Intermediate Core and Core Plus Fixed Income strategies. Mr. Piccirillo has specialized in mortgage-backed securities since joining Prudential Financial in 1993. He also specializes in structured products and is a portfolio manager for multi-sector fixed income accounts. Before joining Prudential Financial, Mr. Piccirillo was a fixed income analyst with Fischer Francis Trees & Watts. Mr. Piccirillo started his career as an analyst at Smith Barney, assisting in overseeing the fixed income trading desks for the planning and analysis department. He received a BBA in Finance from George Washington University and an MBA in Finance and International Business from New York University.

Michael J. Collins, CFA, is Managing Director and Senior Investment Officer for Prudential Fixed Income. He is also senior portfolio manager for Core Plus, Absolute Return, and other multi-sector Fixed Income strategies. Previously, Mr. Collins was a High Yield Portfolio Manager and Fixed Income Investment Strategist. He continues to work closely with the high yield team and other credit teams on portfolio strategy and construction. Earlier he was a credit research analyst, covering investment grade and high yield corporate credits. Additionally, he developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at Prudential Financial in 1986 as a software applications designer. He received a BS in Mathematics and Computer Science from the State University of New York at Binghamton and an MBA in Finance from New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI).
VII.	In the Prospectus, the following is added to the end of the How the Fund is Managed/Portfolio Managers section for Government Income Portfolio:

Erik Schiller, CFA, is Principal for Prudential Fixed Income’s Global Rates and Securitized Products Team, specializing in U.S. government securities, futures, interest rate swaps/derivatives, and agency debentures. Mr. Schiller is senior portfolio manager for the Relative Value Hedge Strategy, a market-neutral hedge strategy focusing on the liquid sectors of the U.S. fixed income market. In this role, which he has held since 2006, he develops portfolio strategy, performs quantitative analysis, and designs and implements trades for this Strategy. Mr. Schiller also manages the U.S. government and derivatives component of multi-sector fixed income portfolios and liability-driven portfolios. Formerly, Mr. Schiller was a Vice President for Prudential Fixed Income’s U.S. Liquidity Sector Team. He had also been a hedge fund analyst in Prudential Fixed Income’s Portfolio Analysis Group. Previously, he worked as an operations associate in the mortgage-backed securities group. Mr. Schiller joined Prudential Financial in 2000. He received a BA in Economics and Mathematics from Hobart College. Mr. Schiller holds the Chartered Financial Analysis (CFA) designation.

VIII.	In the SAI, the following is added to the Portfolio Managers: Other Accounts/Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership section for Diversified Bond Portfolio:

Adviser/Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Prudential Investment Management, Inc.	Richard Piccirillo	20/$3,247,933,762	28/$1,752,870,562	68/$26,300,491,420	None

IX.	In the SAI, the following is added to the Portfolio Managers: Other Accounts/Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership section for both Conservative Balanced Portfolio and Flexible Managed Portfolio:

Adviser/Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Prudential Investment Management, Inc.	Richard Piccirillo	19/$3,090,677,856	28/$1,752,870,562	68/$26,300,491,420	None
	Michael J. Collins, CFA	9/$15,149,177,443	7/$3,011,148,104	11/$3,614,808,382	None

X.	In the SAI, the following is added to the Portfolio Managers: Other Accounts/Additional Information About the Portfolio Managers – Other Accounts and Fund Ownership section for Government Income Portfolio:

Adviser/Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Prudential Investment Management, Inc.	Erik Schiller, CFA	9/$1,796,897,771	30/$12,908,764,554 2/$1,695,515,083	67/$35,334,540,451 1/$3,660,658	None

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